Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of warrants activity
	Number of shares	Weighted average life	Expiration dates
Public warrants assumed from Wealthbridge’s initial Public Offering on February 5,2019	5,750,000
Private warrants assumed from Wealthbridge’s private placement on February 5,2019	270,000
Balance of warrants outstanding as of December 31, 2020	6,020,000	3.1 years	February 4, 2024
Balance of warrants exercisable as of December 31, 2020	6,020,000	3.1 years	February 4, 2024